Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Rental Expense
For the year ending	Amount
December 31, 2016	39,914
December 31, 2017	29,935
Total	$69,849

Charter Hire
For the year ending	Amount
December 31, 2016	$620,879
Total	$620,879

Newbuilding Commitments
For the year ending	Amount
December 31, 2016	$64,155,000
Total	$64,155,000